Horizon Active Dividend Fund
PORTFOLIO OF INVESTMENTS
February 28, 2023 (Unaudited)

Shares		Value
	COMMON STOCKS - 99.2%
	Accommodation and Food Services - 0.6%
2,423	Vail Resorts, Inc.	$565,746

	Aerospace/Defense - 1.7%
3,575	Lockheed Martin Corp.	1,695,479

	Apparel - 0.7%
16,806	Tapestry, Inc.	731,229

	Auto Manufacturers - 0.6%
2,357	Cummins, Inc.	572,940

	Banks - 8.9%
13,222	Bank of New York Mellon Corp.	672,736
11,367	Bank of Nova Scotia	562,439
12,113	Citigroup, Inc.	614,008
4,839	Goldman Sachs Group, Inc.	1,701,634
32,720	JPMorgan Chase & Co.	4,690,412
7,737	State Street Corp.	686,117
		8,927,346
	Beverages - 5.8%
50,472	Coca-Cola Co.	3,003,588
10,967	Molson Coors Brewing Co. Class B	583,335
12,819	PepsiCo, Inc.	2,224,481
		5,811,404
	Biotechnology - 2.0%
4,875	Amgen, Inc.	1,129,343
11,248	Gilead Sciences, Inc.	905,801
		2,035,144
	Chemicals - 1.6%
4,586	Linde PLC	1,597,625

	Commercial Services - 0.8%
3,726	Automatic Data Processing, Inc.	819,049

	Computers - 2.1%
6,073	Accenture PLC, Class A	1,612,685
3,978	International Business Machines Corp.	514,356
		2,127,041
	Cosmetics/Personal Care - 4.2%
22,416	Procter & Gamble Co.	3,083,545
23,028	Unilever PLC ADR	1,149,788
		4,233,333
	Diversified Financial Services - 5.1%
6,883	American Express Co.	1,197,573
2,201	BlackRock, Inc.	1,517,436
5,939	Capital One Financial Corp.	647,826
5,455	Discover Financial Services	610,960
16,443	Synchrony Financial	587,180
4,780	T. Rowe Price Group, Inc.	536,698
		5,097,673
	Electronics - 1.2%
6,225	Honeywell International, Inc.	1,191,963

	Finance and Insurance - 3.1%
30,411	Ares Capital Corp. (a)	588,757
5,942	Bank of Montreal	563,064
1,010	F&G Annuities & Life, Inc.	20,574
14,860	Fidelity National Financial, Inc.	592,319
4,272	Reinsurance Group of America, Inc.	617,176
32,050	UBS Group AG	698,049
		3,079,939
	Food - 0.6%
7,263	General Mills, Inc.	577,481

	Healthcare Products - 1.7%
16,290	Abbott Laboratories	1,657,019

	Healthcare Services - 4.1%
8,560	UnitedHealth Group, Inc.	4,074,046

	Household Products/Wares - 0.6%
4,009	Clorox Co.	623,159

	Insurance - 3.1%
1,831	Everest Re Group Ltd.	703,049
8,033	Hartford Financial Services Group, Inc.	628,823
33,324	Manulife Financial Corp. (a)	658,482
7,772	MetLife, Inc.	557,486
3,185	Travelers Cos., Inc.	589,607
		3,137,447
	Machinery - Construction & Mining - 1.8%
7,348	Caterpillar, Inc.	1,760,213

	Management of Companies and Enterprises - 1.3%
12,741	Royal Bank of Canada	1,292,957

	Manufacturing - 0.9%
4,991	Diageo PLC ADR (a)	863,643

	Mining - 0.6%
13,136	Newmont Goldcorp Corp.	572,861

	Mining, Quarrying, and Oil and Gas Extraction - 1.2%
37,864	Barrick Gold Corp. (a)	610,368
9,924	Canadian Natural Resources Ltd.	560,805
		1,171,173
	Oil & Gas - 12.0%
19,174	Chevron Corp.	3,082,604
12,135	ConocoPhillips	1,254,152
5,490	EOG Resources, Inc.	620,480
40,610	Exxon Mobil Corp.	4,463,445
2,356	Pioneer Natural Resources Co.	472,166
24,399	TotalEnergies ADR	1,510,542
4,282	Valero Energy Corp.	564,068
		11,967,457
	Pharmaceuticals - 13.7%
16,578	AbbVie, Inc.	2,551,354
19,472	Bristol-Myers Squibb Co.	1,342,789
2,603	Cigna Corp.	760,336
24,769	Johnson & Johnson	3,796,097
23,082	Merck & Co., Inc.	2,452,232
53,940	Pfizer, Inc.	2,188,346
53,734	Viatris, Inc.	612,568
		13,703,722
	Real Estate Investment Trusts - 1.8%
29,555	Annaly Capital Management, Inc.	611,197
11,742	Gaming and Leisure Properties, Inc.	632,659
2,016	Public Storage	602,683
		1,846,539
	Retail - 5.0%
4,001	Advance Auto Parts, Inc.	579,985
9,787	TJX Cos., Inc.	749,684
25,776	Walmart, Inc.	3,663,543
		4,993,212
	Semiconductors - 6.3%
5,025	Broadcom, Inc.	2,986,307
10,521	QUALCOMM, Inc.	1,299,659
11,884	Texas Instruments, Inc.	2,037,512
		6,323,478
	Telecommunications - 1.7%
36,096	Cisco Systems, Inc.	1,747,768

	Transportation - 3.8%
2,378	Norfolk Southern Corp.	534,622
8,394	Union Pacific Corp.	1,739,908
8,162	United Parcel Service, Inc. Class B	1,489,484
		3,764,014
	Wholesale Trade - 0.6%
2,125	Watsco, Inc.	647,509

	TOTAL COMMON STOCKS (Cost - $98,449,786)	99,209,609

	PREFERRED STOCKS - 0.2%
	Manufacturing - 0.2%
9,473	Pitney Bowes, Inc.	177,240
	TOTAL PREFERRED STOCKS (Cost - $173,879)	177,240

	SHORT TERM INVESTMENTS - 0.2%
	Money Market Funds - 0.2%
182,505	First American Treasury Obligations Fund, Class X, 4.48% (b)	182,505
	TOTAL SHORT TERM INVESTMENTS (Cost - $182,505)	182,505

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.7%
2,676,719	First American Government Obligations Fund, Class X, 4.30% (b)	2,676,719
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost - $2,676,719)	2,676,719

	TOTAL INVESTMENTS - 102.3% (Cost - $101,482,889)	102,246,073
	Liabilities in Excess of Other Assets - (2.3)%	(2,264,689)
	NET ASSETS - 100.0%	$99,981,384

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a) All or a portion of this security is out on loan as of February 28 ,2023.
(b) Interest rate reflects seven-day yield on February 28, 2023.